Prepaid Expenses - Summary of Prepaid Expenses (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of prepaid expenses [abstract]
Incremental costs of obtaining contracts	₩ 2,061,667	₩ 1,881,608
Others	74,096	64,002
Current prepaid expenses	2,135,763	1,945,610
Incremental costs of obtaining contracts	1,208,600	1,038,170
Others	72,151	70,236
Noncurrent prepayments	₩ 1,280,751	₩ 1,108,406